Intangible Assets - Sensitivity to Changes in Assumptions (Details)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 MXN ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Risk premium basis points	0.0100	0.0050
Impairment charge on goodwill		$ 0
Change in WACC	0.20%	0.20%
Change in Expected Sales Growth Rates CAGR	0.50%	0.50%
Effect on Valuation		Passes by 0.4x
Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	60.00%	60.00%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 3.7x
Brazil
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	90.00%	90.00%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 1.8x
Colombia
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	120.00%	120.00%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 3.2x
Argentina
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	230.00%	230.00%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 3.7x
Guatemala
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	70.00%	70.00%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 5.7x
Costa Rica
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	70.00%	70.00%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 4.6x
Nicaragua
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	340.00%	340.00%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 1.4x
Panama
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	90.00%	90.00%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 2.1x
Uruguay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in WACC	20.00%	20.00%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Coca-Cola FEMSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	(1.00%)	(1.00%)
Effect on Valuation		Passes by 3.4x
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in Expected Sales Growth Rates CAGR	0.50%	0.50%
Effect on Valuation		Passes by -0.12x